Other income, gains or loss - net	12 Months Ended
Dec. 31, 2024
Other income, gains or loss - net
Other income, gains or loss - net

9    Other income, gains or loss - net

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Net foreign exchange losses	(312,299)	(13,832)	(8,713)
Government grants and tax rebates (Note a)	58,013	41,417	14,334
Net gain on financial assets at fair value through profit or loss	30,687	20,007	14,140
(Loss)/gain on disposal of property and equipment and intangible asset	(6,198)	(6,058)	3,485
Remeasurement of redemption liability (Note 29(ii))	37,874	—	—
Net gains on derivatives	262,769	30,592	25,598
Impairment of goodwill (Note 15)	—	—	(131,901)
Others	516	(2,943)	(425)
	71,362	69,183	(83,482)

(a)	Government grants and tax rebates

Government grants and tax rebates were related to income. There were no unfulfilled conditions or contingencies related to these subsidies.

	For the year ended
	December 31,
	2022	2023	2024
	RMB’000	RMB’000	RMB’000
	(Note 12)	(Note 12)
Continuing operations
Government grants	27,421	23,885	10,860
- Technology development incentives	10,493	12,869	7,006
- Operation subsidies	16,928	11,016	3,854
Tax rebates	30,592	17,532	3,474
	58,013	41,417	14,334